The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries (Details) $ in Millions		1 Months Ended	4 Months Ended				8 Months Ended				12 Months Ended
	Aug. 29, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2020 USD ($) $ / m	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Sep. 30, 2020 USD ($)	May 16, 2019 USD ($)	Feb. 20, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Non-controlling interests											$ (41)	$ 5		$ (16)	[1]
Intangible assets, net			$ 3,195	[2]	$ 3,195	[2]	$ 3,195	[2]	$ 3,195	[2]	3,403	3,195	[2]
Property, plant and equipment, net			2,899	[2]	2,899	[2]	2,899	[2]	2,899	[2]	2,755	2,899	[2]	2,764					$ 3,071
Right of use assets			1,012	[2]	1,012	[2]	1,012	[2]	1,012	[2]	895	1,012	[2]						0
Other current assets			192	[2]	192	[2]	192	[2]	192	[2]	181	192	[2]
Lease liabilities (non-current)			988	[2]	988	[2]	988	[2]	988	[2]	897	988	[2]						0
Lease liabilities			107	[2]	107	[2]	107	[2]	107	[2]	123	107	[2]						$ 0
Deferred tax liabilities			285	[2]	285	[2]	285	[2]	285	[2]	209	285	[2]
Retained profits			2,222	[2]	2,222	[2]	2,222	[2]	2,222	[2]	2,365	2,222	[2]
Non-controlling interests			271	[2]	271	[2]	271	[2]	271	[2]	215	271	[2]
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Changes in cash and cash equivalents											(289)	645		$ (98)	[3]
Additions to right-of-use assets					30						86	102
Additions to lease liabilities					30
Telefonia Celular de Nicaragua, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired																		100.00%
Cash consideration																	$ 437
Cash consideration, provisionally adjusted			430		430		430		430		426	430
Intangible assets, net			(4)		(4)		(4)		(4)			(4)
Property, plant and equipment, net			0		0		0		0			0
Right of use assets			0		0		0		0			0
Other current assets			4		4		4		4			4
Lease liabilities (non-current)			0		0		0		0			0
Lease liabilities			0		0		0		0			0
Deferred tax liabilities			0		0		0		0			0
Retained profits			0		0		0		0			0
Non-controlling interests			0		0		0		0			0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net			131		131		131		131			131					131
Property, plant and equipment, net			149		149		149		149			149					149
Right of use assets			131		131		131		131			131					131
Other non-current assets			2		2		2		2			2					2
Current assets (excluding cash)			23		23		23		23			23					23
Trade receivables			17		17		17		17		17	17					17
Cash and cash equivalents			7		7		7		7			7					7
Total assets acquired			459		459		459		459			459					459
Lease liabilities			131		131		131		131			131					131
Other liabilities			118		118		118		118			118					118
Total liabilities assumed			249		249		249		249			249					249
Fair value of assets acquired and liabilities assumed, net			210		210		210		210			210					210
Acquisition price			426		426		426		426			426					430
Goodwill			216		216		216		216			216					$ 220
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Changes in intangible assets (excluding goodwill)									0
Changes in cash and cash equivalents									0
Changes in property, plant and equipment									0
Changes in right of use assets									0
Changes in other non-current assets									0
Changes in current assets (excluding cash)									0
Changes in trade receivables									0
Changes in total assets acquired									0
Changes in lease liabilities									0
Changes in other liabilities									0
Changes in total liabilities assumed									0
Changes in fair value of assets acquired and liabilities assumed, net									0
Changes in acquisition price									(4)
Changes in final goodwill									(4)
Fair value step-up of property, plant and equipment											39
Right-of-use assets adjusted											7
Indemnification assets for tax contingencies											11
Tax contingent liabilities											1
Deferred tax liabilities											$ 50
Revenue of acquiree since acquisition date							144
Net profit (loss) of acquiree since acquisition date							5
Revenue of combined entity as if combination occurred at beginning of period												219
Net profit (loss) of combined entity as if combination occurred at beginning of period												(16)
Amortisation of combined entity												12
Telefonica Moviles Panama
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired	100.00%																	100.00%
Cash consideration	$ 594
Cash consideration, provisionally adjusted																$ 587
Intangible assets, net			(20)		(20)		(20)		(20)			(20)
Property, plant and equipment, net			17		17		17		17			17
Right of use assets			34		34		34		34			34
Other current assets			7		7		7		7			7
Lease liabilities (non-current)			22		22		22		22			22
Lease liabilities			11		11		11		11			11
Deferred tax liabilities			6		6		6		6			6
Retained profits			0		0		0		0			0
Non-controlling interests			0		0		0		0			0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net	178		182		182		182		182			182
Property, plant and equipment, net	110		127		127		127		127			127
Right of use assets	47		81		81		81		81			81
Other non-current assets	3		3		3		3		3			3
Current assets (excluding cash)	23		23		23		23		23			23
Trade receivables	21		21		21		21		21			21
Cash and cash equivalents	10		10		10		10		10			10
Total assets acquired	391		446		446		446		446			446
Lease liabilities	48		81		81		81		81			81
Other debt and financing	74		74		74		74		74			74
Other liabilities	101		107		107		107		107			107
Total liabilities assumed	224		262		262		262		262			262
Fair value of assets acquired and liabilities assumed, net	167		184		184		184		184			184
Acquisition price	594		587		587		587		587			587
Goodwill	426		403		403		403		403			403
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Changes in intangible assets (excluding goodwill)					4
Changes in cash and cash equivalents					0
Changes in property, plant and equipment					17
Changes in right of use assets					34
Changes in other non-current assets					0
Changes in current assets (excluding cash)					0
Changes in trade receivables					0
Changes in total assets acquired					55
Changes in lease liabilities					33
Changes in other debt and financing					0
Changes in other liabilities					6
Changes in total liabilities assumed					39
Changes in fair value of assets acquired and liabilities assumed, net					16
Changes in acquisition price					(7)
Changes in final goodwill					(23)
Fair value step-up of property, plant and equipment	17
Right-of-use assets adjusted	4
Deferred tax liabilities	$ 21
Revenue of acquiree since acquisition date			80
Net profit (loss) of acquiree since acquisition date			6
Revenue of combined entity as if combination occurred at beginning of period												158
Net profit (loss) of combined entity as if combination occurred at beginning of period												1
Amortisation of combined entity												3
Telefonica de Costa Rica TC, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired																		100.00%
Telefonica CAM Acquisitions
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination												16
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquisition price																		$ 1,080
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	80.00%
Enterprise value of acquired entity	$ 1,460
Percentage ownership held by non-controlling interest	20.00%
Previously stated
Disclosure of detailed information about business combination [line items]
Intangible assets, net			3,219		3,219		3,219		3,219			3,219
Property, plant and equipment, net			2,883		2,883		2,883		2,883			2,883
Right of use assets			977		977		977		977			977
Other current assets			181		181		181		181			181
Lease liabilities (non-current)			967		967		967		967			967
Lease liabilities			97		97		97		97			97
Deferred tax liabilities			279		279		279		279			279
Retained profits			2,222		2,222		2,222		2,222			2,222
Non-controlling interests			271		$ 271		271		271			271
Computer software | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment	$ 3
Spectrum | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives											14 years
Fair value step-up on spectrum											$ 39
Spectrum | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives	17 years
Fair value step-up on spectrum	$ 7
Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets not previously recognized at the date of acquisition											$ 81
Customer Lists | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets not previously recognized at the date of acquisition	$ 55
Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Useful life measured as period of time, property, plant and equipment											6 years
Bottom of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives	3 years
Useful life measured as period of time, property, plant and equipment					3 years
Bottom of range | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives											4 years
Bottom of range | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives											4 years
Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Useful life measured as period of time, property, plant and equipment											7 years
Top of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives	17 years
Useful life measured as period of time, property, plant and equipment					8 years
Top of range | Customer Lists
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives											20 years
Top of range | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Intangible assets useful lives											10 years
Land and Buildings
Disclosure of detailed information about business combination [line items]
Right of use assets			$ 148		$ 148		$ 148		$ 148		$ 147	148
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Additions to right-of-use assets											41	$ 25
Land and Buildings | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment											8
Land and Buildings | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment	$ 4
Core Network | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment											$ 25
Core Network | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Fair value step-up of property, plant and equipment	$ 11
Market approach | Useful Life, Measurement Input | Land and Buildings | Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											10 years
Market approach | Useful Life, Measurement Input | Land and Buildings | Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											30 years
Market approach | Land and Buildings, Price per Square Meter, Measurement Input | Land and Buildings | Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, price per square meter | $ / m											2
Market approach | Land and Buildings, Price per Square Meter, Measurement Input | Land and Buildings | Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, price per square meter | $ / m											57
Cost approach | Useful Life, Measurement Input | Property, Plant and Equipment | Bottom of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											3 years
Cost approach | Useful Life, Measurement Input | Property, Plant and Equipment | Top of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											27 years
Cost approach | Useful Life, Measurement Input | Core Network | Bottom of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											5 years
Cost approach | Useful Life, Measurement Input | Core Network | Top of range | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											27 years
Cost approach | Remaining Useful Life, Measurement Input | Property, Plant and Equipment | Bottom of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											3 years
Cost approach | Remaining Useful Life, Measurement Input | Property, Plant and Equipment | Top of range | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, duration											27 years
Cost approach | Remaining Useful Life, Measurement Input | Core Network | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, estimated duration											1 year 8 months 12 days
Market approach - Market comparable transactions | Spectrum | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable inputs, assets, estimated duration											14 years
Market approach - Market comparable transactions | Discount rate | Spectrum | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.14
Market approach - Market comparable transactions | Terminal Growth Rate, Measurement Input | Spectrum | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											2.5
Market approach - Market comparable transactions | EBITDA Margin, Measurement Input | Customer Lists | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.415
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2B, Measurement Input | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.012
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2C, Measurement Input | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.029
Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2B, Measurement Input | Customer Lists | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.038
Income approach - Multi-Period Excess Earnings Method | Discount rate | Bottom of range | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.14
Income approach - Multi-Period Excess Earnings Method | Discount rate | Bottom of range | Customer Lists | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.098
Income approach - Multi-Period Excess Earnings Method | Discount rate | Top of range | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.15
Income approach - Multi-Period Excess Earnings Method | Discount rate | Top of range | Customer Lists | Telefonica Moviles Panama
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.108
Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Bottom of range | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.36
Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Top of range | Customer Lists | Telefonia Celular de Nicaragua, S.A.
Amounts Recognised as of Final Fair Value Date for Each Major Class of Assets Acquired and Liabilities Assumed [Abstract]
Significant unobservable input, assets											0.41
MIC Tanzania
Disclosure of detailed information about business combination [line items]
Equity decrease by net amount		$ 18
Percentage ownership held by non-controlling interest		(15.00%)
MIC Tanzania | Government of Zanzibar
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired		1.50%
Proportion of ownership interest in subsidiary		15.00%

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[3]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.